LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2025
Schedule of Other Long-Term Debt
Details	2025	2024
JPY loans - principal amount - see Notes 9B and 9C below	$92,568	$98,962
Capital leases and other long-term liabilities - see Note 9D below	52,928	73,977
Operating leases - see Note 9E below	16,022	7,874
Less - current maturities	(28,112)	(48,376)
	$133,406	$132,437

Schedule of Repayment of Loans
Details	Interest Rate	2026	2027	2028	2029	2030	Total
Long-term JPY loans	2.0	$-	$13,224	$26,448	$26,448	$26,448	$92,568

Schedule of Maturity of Capital Leases liabilities
Fiscal Year	Amount ($)
2026	$25,838
2027	8,245
2028	6,112
2029	5,495
2030	4,118
2031 and on	5,148
Total	54,956
Less - imputed interest	(2,028)
Total	$52,928

Schedule of Composition of Operating Leases
Details	Presentation in the Consolidated Balance Sheets	December 31, 2025	December 31, 2024
ROU - assets under operating leases	Other long-term assets, net	$117,704	$7,874
Lease liabilities:
Current operating lease liabilities	Current maturities of long-term debt	$3,069	$3,913
Long-term operating lease liabilities	Long-term debt	12,953	3,961
Total operating lease liabilities		$16,022	$7,874
Weighted average remaining lease term (years)		4.5	2.6
Weighted average discount rate		1.95%	1.95%

Schedule of Maturity of Operating Leases liabilities
Fiscal Year	Amount ($)
2026	$3,330
2027	5,016
2028	5,007
2029	3,293
Total	16,646
Less - imputed interest	(624)
Total	$16,022